Deferred income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Deferred income	$ 1,101	$ 390
Reimbursement from deferred income	1,900
Contract liabilities	$ 5,979	$ 2,712